OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Investment and Other Non Current Assets

Other non-current assets consisted of the following:

	December 31, 2012	December 31, 2011
Available-for-sale equity securities	10	9
Trading equity securities	8	7
Long-term State receivables	470	369
Long-term receivables from third parties	2	12
Long-term loans to affiliates	28	—
Prepaid for pension	5	1
Deposits and other non-current assets	37	34

Total	560	432